SCHEDULE OF INFORMATION ABOUT INVESTMENT PROPERTY (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investment property, beginning balance
Investment property
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning balance	401,231	37,253
Transferred from property, plant and equipment		331,359
Transferred from right-of-use assets		32,619
Transferred to assets classified as held for sale	(401,231)
Investment property		401,231
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning balance	(53,987)	(1,886)
Transferred from property, plant and equipment		(47,452)
Transferred from right-of-use assets		(4,649)
Investment property		(53,987)
Depreciation for the year
Transferred to assets classified as held for sale	53,987
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning balance	(347,244)	(35,367)
Transferred from property, plant and equipment		(283,907)
Transferred from right-of-use assets		(27,970)
Investment property		¥ (347,244)
Transferred to assets classified as held for sale	¥ 347,244